Related party transactions	9 Months Ended
Oct. 31, 2011
Related party transactions [Text Block]

NOTE 7 – Related party transactions

We entered into the following transactions with related parties during the period ended October 31, 2011:

Paid or accrued $4,697 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, CEO and CFO, on a month-to-month basis for $522 per month.

At October 31, 2011 we had a balance of accrued unpaid wages of $120,700 to Jim Briscoe, our Chairman of the Board, CEO and CFO.

We entered into the following transactions with related parties during the period ended October 31, 2010:

Paid or accrued $4,322 in rent. We rented an office from Jim Briscoe, our Chairman of the Board, President, CEO and CFO, on a month-to-month basis for $459 per month through July 2010 and $522 per month beginning in August 2010.

We sold a trailer to Jim Briscoe, our Chairman of the Board, President, CEO and CFO, for $3,000.

At October 31, 2010 we had a balance of accrued unpaid wages of $94,059 to Jim Briscoe, our Chairman of the Board, President, CEO and CFO.

We recognized $2,451,250 of compensation expense for stock options granted to officers and directors of our company.